UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported): February 11, 2014

LONG BEACH SECURITIES CORP.1
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:            025-01132
Central Index Key Number of securitizer:               0001119605
_____________________________________________________________________________

Eric A. Senzon
(813) 881-8307

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii ) 

_________________________
1 Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.     Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.           Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 11, 2014

LONG BEACH SECURITIES CORP. (Securitizer),

By: /s/ Kevin Race
Name: Kevin Race Title: President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.